Cover	Jul. 09, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 09, 2025
Entity File Number	001-41423
Entity Registrant Name	Connexa Sports Technologies Inc.
Entity Central Index Key	0001674440
Entity Tax Identification Number	61-1789640
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	74 E. Glenwood Ave.
Entity Address, Address Line Two	# 320
Entity Address, City or Town	Smyrna
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19977
City Area Code	(443)
Local Phone Number	407-7564
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	YYAI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false